ESB Financial Corporation - Condensed Financial Statements (Parent Company Only) - Schedule of Condensed Statements of Operations (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income:
Net gain on sale of securities available for sale	$ 374,000	$ 58,000	$ 198,000	$ 268,000	$ 282,000	$ 197,000		$ 267,000	$ 898,000	$ 746,000	$ 937,000
Other than temporary impairment losses on securities available for sale									(310,000)	(406,000)	(995,000)
Expense:
Compensation and employee benefits									17,983,000	17,514,000	16,327,000
Benefit from income taxes	810,000	763,000	956,000	811,000	799,000	793,000	799,000	845,000	3,341,000	3,236,000	3,380,000
Net income attributable to ESB Financial Corporation	3,783,000	3,971,000	3,876,000	3,714,000	3,503,000	3,934,000	3,681,000	3,785,000	15,344,000	14,903,000	14,910,000
Parent [Member]
Income:
Equity in undistributed earnings of subsidiaries									7,007,000	6,356,000	1,664,000
Dividends from subsidiaries									10,000,000	10,000,000	15,000,000
Management fee income, from subsidiaries									48,000	48,000	36,000
Net gain on sale of securities available for sale									256,000	629,000	141,000
Other than temporary impairment losses on securities available for sale										(26,000)	(317,000)
Interest and other income									928,000	1,126,000	1,365,000
Total income									18,239,000	18,133,000	17,889,000
Expense:
Interest expense, to subsidiary									2,753,000	2,957,000	3,257,000
Compensation and employee benefits									807,000	632,000	432,000
Other									656,000	657,000	445,000
Total expense									4,216,000	4,246,000	4,134,000
Income before benefit from income taxes									14,023,000	13,887,000	13,755,000
Benefit from income taxes									(1,321,000)	(1,016,000)	(1,155,000)
Net income attributable to ESB Financial Corporation									$ 15,344,000	$ 14,903,000	$ 14,910,000